Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedue of Stock Option Activity

The following summarizes the stock option activity for the nine months ended September 30, 2019:

	Options Outstanding	Weighted- Average Exercise Price
Balance as of January 1, 2019	180,426	$3.45
Grants of stock options	156,521	1.35
Cancelled stock options	(19,070)	1.28
Balance as of September 30, 2019	317,877	$2.70

The following summarizes the stock option activity for the twelve -month period ended December 31, 2018:

			Weighted-
			Average
	Available for	Options	Exercise
	Grant	Outstanding	Price
Balance as of January 1, 2018	-	-	$-
Authorization of awards	225,658,413	-	-
Grants of stock options	(225,658,413)	225,658,413	0.0046
Cancelled stock options	-	(90,338,859)	0.0043
Balance as of December 31, 2018	-	135,319,554	$0.0046

Schedule of Weighted Average Assumptions for Stock Options Granted

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the nine months ended September 30, 2019:

Expected term (years)	5.5
Expected stock price volatility	192.60%
Weighted-average risk-free interest rate	2.49%
Expected dividend	$0.00

Schedule of Stock Options Vested and Expected to Vest

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2019:

	Number of	Weighted-Average Remaining Contractual Life	Weighted- Average Exercise
	Options	(In Years)	Price
Outstanding	317,877	9.26	$2.70

Exercisable	98,082	8.94	3.00

Expected to vest	219,794	9.40	$2.55

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2018:

		Weighted-Average	Weighted-
		Remaining	Average
	Number of	Contractual Life	Exercise
	Options	(In Years)	Price
Outstanding	135,319,554	9.74	$0.0048

Exercisable	-	-	-

Expected to vest	135,319,554	9.74	$0.0048

Schedule of Non-vested Restricted Stock Activity

The following summarizes the non-vested restricted stock activity for the nine months ended September 30, 2019:

		Weighted- Average
	Shares	Fair Value
Non-vested as of January 1, 2019	133,168	$3.83
Vested	(267,871)	1.80
Cancelled	(6,742)	3.90
Shares of restricted stock granted	664,165	0.83
Non-vested as of September 30, 2019	522,720	1.05

The following summarizes the non-vested restricted stock activity for the year ended December 31, 2018:

		Weighted-Average
	Shares	Fair Value
Non-vested as of January 1, 2018	-	-
Shares of restricted stock reserved	99,876,158	0.0051
Non-vested as of December 31, 2018	99,876,158	0.0051